Parent Company Changes In Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed changes in equity statements caption [Line Items]
Merger impact		€ 0
Scrip dividend	€ (130)	(136)	€ (132)
Increase (decrease) in treasury share repurchase in equity	(701)	(114)	(446)
Increase (decrease) through share-based payment transactions, equity	13	12	0
Other treasury repurchase in equity instruments	272	0	0
Increase (decrease) through other changes, equity	12	17	46
Share premium [member]
Condensed changes in equity statements caption [Line Items]
Merger impact		4,426
Scrip dividend	0	(58)	0
Increase (decrease) in treasury share repurchase in equity	0	(52)	(218)
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments	0	0	0
Increase (decrease) through other changes, equity	0	0	0
Treasury shares [member]
Condensed changes in equity statements caption [Line Items]
Merger impact		0
Scrip dividend	0	0	0
Increase (decrease) in treasury share repurchase in equity	0	(52)	98
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments	0	0	0
Increase (decrease) through other changes, equity	0	0	0
Reserves [Member]
Condensed changes in equity statements caption [Line Items]
Merger impact		(4,288)
Scrip dividend	(130)	(78)	(135)
Increase (decrease) in treasury share repurchase in equity	(701)	(10)	(321)
Increase (decrease) through share-based payment transactions, equity	13	12	0
Other treasury repurchase in equity instruments	272	0	0
Increase (decrease) through other changes, equity	17	15	41
Ferrovial SE as parent company [Member]
Condensed changes in equity statements caption [Line Items]
Balance on the statements of change equity for parent company period start	4,102	4,576	4,538
Merger impact		0
Profit loss in Ferrovial SE of changes in equity for parent company	3,270	308	318
Other comprehensive income and expense recognised directly in equity, net of tax for parent company	153	(65)	317
Total other comprehensive transfer to income in equity for parent company	(15)	(3)	131
Total other income and expense recognized in equity for the year for the parent company	3,408	240	766
Scrip dividend	130	136	132
Increase (decrease) in treasury share repurchase in equity	(701)	(114)	(446)
Aggregated shareholder remuneration in equity for parent company	(831)	(250)	(578)
Increase (decrease) through share-based payment transactions, equity	13	12	0
Other treasury repurchase in equity instruments	(272)
Increase (decrease) through other changes, equity	2	(476)	(150)
Other transactions aggregated to balance in equity for parent company	(257)	(464)	(150)
Balance on the statements of change equity for parent company period end	6,422	4,102	4,576
Ferrovial SE as parent company [Member] | Share capital [Member]
Condensed changes in equity statements caption [Line Items]
Balance on the statements of change equity for parent company period start	7	145	147
Merger impact		(138)
Profit loss in Ferrovial SE of changes in equity for parent company	0	0	0
Other comprehensive income and expense recognised directly in equity, net of tax for parent company	0	0	0
Total other comprehensive transfer to income in equity for parent company	0	0	0
Total other income and expense recognized in equity for the year for the parent company	0	0	0
Scrip dividend	0	0	(3)
Increase (decrease) in treasury share repurchase in equity	0	0	(5)
Aggregated shareholder remuneration in equity for parent company	0	0	(2)
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments
Increase (decrease) through other changes, equity	0	0	0
Other transactions aggregated to balance in equity for parent company	0	0	0
Balance on the statements of change equity for parent company period end	7	7	145
Ferrovial SE as parent company [Member] | Share premium [member]
Condensed changes in equity statements caption [Line Items]
Balance on the statements of change equity for parent company period start	4,316	0	218
Merger impact		4,426
Profit loss in Ferrovial SE of changes in equity for parent company	0	0	0
Other comprehensive income and expense recognised directly in equity, net of tax for parent company	0	0	0
Total other comprehensive transfer to income in equity for parent company	0	0	0
Total other income and expense recognized in equity for the year for the parent company	0	0	0
Scrip dividend	0	58	0
Increase (decrease) in treasury share repurchase in equity	0	(52)	(218)
Aggregated shareholder remuneration in equity for parent company	0	(110)	(218)
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments
Increase (decrease) through other changes, equity	0	0	0
Other transactions aggregated to balance in equity for parent company	0	0	0
Balance on the statements of change equity for parent company period end	4,316	4,316	0
Ferrovial SE as parent company [Member] | Treasury shares [member]
Condensed changes in equity statements caption [Line Items]
Balance on the statements of change equity for parent company period start	(78)	(26)	(124)
Merger impact		0
Profit loss in Ferrovial SE of changes in equity for parent company	0	0	0
Other comprehensive income and expense recognised directly in equity, net of tax for parent company	0	0	0
Total other comprehensive transfer to income in equity for parent company	0	0	0
Total other income and expense recognized in equity for the year for the parent company	0	0	0
Scrip dividend	0	0	0
Increase (decrease) in treasury share repurchase in equity	0	(52)	98
Aggregated shareholder remuneration in equity for parent company	0	(52)	98
Increase (decrease) through share-based payment transactions, equity	0	0	0
Other treasury repurchase in equity instruments
Increase (decrease) through other changes, equity	0	0	0
Other transactions aggregated to balance in equity for parent company	0	0	0
Balance on the statements of change equity for parent company period end	(78)	(78)	(26)
Ferrovial SE as parent company [Member] | Reserves [Member]
Condensed changes in equity statements caption [Line Items]
Balance on the statements of change equity for parent company period start	(143)	4,457	4,297
Merger impact		(4,288)
Profit loss in Ferrovial SE of changes in equity for parent company	3,270	308	318
Other comprehensive income and expense recognised directly in equity, net of tax for parent company	153	(65)	317
Total other comprehensive transfer to income in equity for parent company	(15)	(3)	131
Total other income and expense recognized in equity for the year for the parent company	3,408	240	766
Scrip dividend	130	78	135
Increase (decrease) in treasury share repurchase in equity	(701)	(10)	(321)
Aggregated shareholder remuneration in equity for parent company	(831)	(88)	(456)
Increase (decrease) through share-based payment transactions, equity	13	12	0
Other treasury repurchase in equity instruments	(272)
Increase (decrease) through other changes, equity	2	(476)	(150)
Other transactions aggregated to balance in equity for parent company	(257)	(464)	(150)
Balance on the statements of change equity for parent company period end	€ 2,177	€ (143)	€ 4,457